Net Income (Loss) per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Convertible Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share		92,238,119
Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	3,150,881
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	14,584,833	11,388,776
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	648,359